Other financial assets	9 Months Ended
Sep. 30, 2021
Other financial assets
Other financial assets

8. Other financial assets

Other current financial assets as of September 30, 2021 amounted to EUR 7,712k (December 31, 2020: EUR 2,619k) mainly include deposits held by third parties in amount of EUR 1,936k (December 31, 2020: EUR 430k) and other receivables in the amount of EUR 5,776k (December 31, 2020: 2,189).